Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss	$ (13,054)	$ (25,983)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	10,771	12,266
Stock-based compensation	6,213	8,649
Foreign currency transaction loss (gain)	(2,288)	2,054
Share in net (profits) losses of associated companies	1,668	2,031
Unrealized Gain (Loss) on Investments	180	1,747
Acquisitions	506	511
Deferred income taxes, net and uncertain tax positions	123	183
Other non-cash items, net	21	493
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(4,772)	15,461
Inventories	9,945	897
Other current assets and prepaid expenses	(2,077)	1,872
Other non-current assets	1,486	3,148
Accounts payable	(9,329)	(9,507)
Other current liabilities	(80)	(115)
Deferred revenues	6,127	(2,202)
Other non-current liabilities	(898)	(4,165)
Net cash provided by (used in) operating activities	4,542	7,340
Cash flows from investing activities
Purchase of property and equipment	(3,753)	(2,329)
Investments in short-term bank deposits	(40,000)	(10,000)
Proceeds from sale of equity method investment	40,500	20,000
Purchase of intangible assets	(485)	(658)
Other investing activities	(20)	(120)
Payments to Acquire Long-Term Investments	(330)	(4,993)
Net cash used in investing activities	(4,088)	1,900
Cash flows from financing activities
Proceeds from exercise of stock options	0	149
Payment of contingent consideration	(100)	(430)
Other financing activities	300	465
Net cash provided by (used in) financing activities	200	184
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(841)	(925)
Net change in cash, cash equivalents and restricted cash	(187)	8,499
Cash, cash equivalents and restricted cash, beginning of year	71,076	82,864
Cash, cash equivalents and restricted cash, end of year	70,889	91,363
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	1,701	545
Transfer of fixed assets to inventories	0	4,692
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	70,061	91,089
Restricted cash included in other current assets	828	274
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 70,889	$ 91,363